Goodwill (Details) - CHF (SFr) SFr in Millions	3 Months Ended	6 Months Ended
	Jun. 30, 2019	Jun. 30, 2019	Mar. 31, 2019	Dec. 31, 2018
Gross amount of goodwill
Balance at beginning of period	SFr 8,698	SFr 8,657
Foreign currency translation impact	(76)	(35)
Balance at end of period	8,622	8,622
Accumulated impairment
Balance at beginning of period	3,891	3,891
Balance at end of period	3,891	3,891
Net book value
Net book value	4,731	4,731	SFr 4,807	SFr 4,766
Operating Segments | Swiss Universal Bank
Gross amount of goodwill
Balance at beginning of period	619	615
Foreign currency translation impact	(7)	(3)
Balance at end of period	612	612
Accumulated impairment
Balance at beginning of period	0	0
Balance at end of period	0	0
Net book value
Net book value	612	612
Operating Segments | International Wealth Management
Gross amount of goodwill
Balance at beginning of period	1,560	1,544
Foreign currency translation impact	(30)	(14)
Balance at end of period	1,530	1,530
Accumulated impairment
Balance at beginning of period	0	0
Balance at end of period	0	0
Net book value
Net book value	1,530	1,530
Operating Segments | Asia Pacific
Gross amount of goodwill
Balance at beginning of period	2,290	2,278
Foreign currency translation impact	(22)	(10)
Balance at end of period	2,268	2,268
Accumulated impairment
Balance at beginning of period	772	772
Balance at end of period	772	772
Net book value
Net book value	1,496	1,496
Operating Segments | Global Markets
Gross amount of goodwill
Balance at beginning of period	3,186	3,182
Foreign currency translation impact	(7)	(3)
Balance at end of period	3,179	3,179
Accumulated impairment
Balance at beginning of period	2,719	2,719
Balance at end of period	2,719	2,719
Net book value
Net book value	460	460
Operating Segments | Investment Banking & Capital Markets
Gross amount of goodwill
Balance at beginning of period	1,031	1,026
Foreign currency translation impact	(10)	(5)
Balance at end of period	1,021	1,021
Accumulated impairment
Balance at beginning of period	388	388
Balance at end of period	388	388
Net book value
Net book value	633	633
Operating Segments | Strategic Resolution Unit
Gross amount of goodwill
Balance at beginning of period		12
Bank
Gross amount of goodwill
Balance at beginning of period		7,947
Foreign currency translation impact		(31)
Balance at end of period	7,916	7,916
Accumulated impairment
Balance at beginning of period		3,891
Balance at end of period	3,891	3,891
Net book value
Net book value	4,025	4,025		SFr 4,056
Bank | Operating Segments | Swiss Universal Bank
Gross amount of goodwill
Balance at beginning of period		597
Foreign currency translation impact		(3)
Balance at end of period	594	594
Accumulated impairment
Balance at beginning of period		0
Balance at end of period	0	0
Net book value
Net book value	594	594
Bank | Operating Segments | International Wealth Management
Gross amount of goodwill
Balance at beginning of period		1,531
Foreign currency translation impact		(13)
Balance at end of period	1,518	1,518
Accumulated impairment
Balance at beginning of period		0
Balance at end of period	0	0
Net book value
Net book value	1,518	1,518
Bank | Operating Segments | Asia Pacific
Gross amount of goodwill
Balance at beginning of period		2,053
Foreign currency translation impact		(10)
Balance at end of period	2,043	2,043
Accumulated impairment
Balance at beginning of period		772
Balance at end of period	772	772
Net book value
Net book value	1,271	1,271
Bank | Operating Segments | Global Markets
Gross amount of goodwill
Balance at beginning of period		2,838
Foreign currency translation impact		(1)
Balance at end of period	2,837	2,837
Accumulated impairment
Balance at beginning of period		2,719
Balance at end of period	2,719	2,719
Net book value
Net book value	118	118
Bank | Operating Segments | Investment Banking & Capital Markets
Gross amount of goodwill
Balance at beginning of period		916
Foreign currency translation impact		(4)
Balance at end of period	912	912
Accumulated impairment
Balance at beginning of period		388
Balance at end of period	388	388
Net book value
Net book value	SFr 524	524
Bank | Operating Segments | Strategic Resolution Unit
Gross amount of goodwill
Balance at beginning of period		SFr 12